Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision For Income Taxes [Abstract]
Current	$ (411)	$ 9,354	$ (563,650)
Deferred	(122,343)	(66,695)	(435,741)
Income tax benefit	$ (122,754)	$ (57,341)	$ (999,391)